Cover	Jul. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-1204
Entity Registrant Name	HESS CORPORATION
Entity Central Index Key	0000004447
Entity Tax Identification Number	13-4921002
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	997-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	HES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false